Finance income and finance costs	6 Months Ended
Jun. 30, 2023
Finance income and finance costs
Finance income and finance costs

5.     Finance income and finance costs

	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Interest SVB Loan Agreement	(470)	(381)	(947)	(759)
Foreign exchange differences	121	2,653	(431)	3,568
Other finance income/finance costs - net	396	(19)	906	(85)
	47	2,253	(472)	2,724